ORDINARY SHARES (Details) ¥ in Thousands, $ in Thousands				1 Months Ended				12 Months Ended
	Apr. 30, 2024 CNY (¥) shares	Dec. 25, 2023 shares	Jul. 05, 2023 Vote	Oct. 31, 2025 shares	Apr. 30, 2025 CNY (¥) shares	Jul. 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	May 12, 2023 shares
ORDINARY SHARES
Ordinary shares, shares issued										104,443,500		107,101,149
Ordinary shares, shares outstanding										98,743,892
Share-based compensation expenses | ¥											¥ 7,000
Total cash consideration of ordinary shares repurchased | ¥										¥ 210,082
Repurchase of ordinary shares | ¥										¥ 210,082
Proceeds from the IPO, net of underwriting discounts and commissions								¥ 3,181,762	$ 454,986
Conversion (exchange) of preferred shares into ordinary shares					70,122,009
Preferred stock, initial conversion ratio					1						1
Exercising of share options and vesting of restricted share units								5,004,064	5,004,064
Vested								6,772	6,772
Class A ordinary shares at conversion ratio								1	1
Remaining shares with depository bank								23,050,513	23,050,513
IPO
ORDINARY SHARES
Proceeds from the IPO, net of underwriting discounts and commissions | ¥					¥ 3,181,762
Junjie Zhang, Xianggui Peng And Peibang Gong (Employees)
ORDINARY SHARES
Share-based compensation expenses | ¥											¥ 7,000
Class A Ordinary shares
ORDINARY SHARES
Ordinary shares, shares issued								154,239,340	154,239,340	39,169,393
Ordinary shares, shares outstanding								125,489,219	125,489,219	33,469,785
Voting right per shares | Vote			1
Aggregate number of ordinary shares repurchased and redeemed											1,046,761
Number of shares issued to depository bank				28,061,349
Class A Ordinary shares | IPO
ORDINARY SHARES
Fundraising proceeds from initial public offering ("IPO")					16,886,589
Class A Ordinary shares | Junjie Zhang, Xianggui Peng And Peibang Gong (Employees)
ORDINARY SHARES
Aggregate number of ordinary shares repurchased and redeemed											1,046,761
Class A Ordinary shares | Brewtopia Limited, Brew Tea-ful Limited, TeaSoul Limited and Tea Tropolis Limited
ORDINARY SHARES
Repurchase of ordinary shares	5,699,608
Total cash consideration of ordinary shares repurchased | ¥	¥ 210,100
Repurchase of ordinary shares | ¥						¥ 115,100	¥ 95,000
Class A Ordinary shares | TeaTide Limited
ORDINARY SHARES
Number of shares issued upon exchange		2,729,630
Class B Ordinary shares
ORDINARY SHARES
Ordinary shares, shares issued								65,274,107	65,274,107	65,274,107
Ordinary shares, shares outstanding								65,274,107	65,274,107	65,274,107
Voting right per shares | Vote			10
Aggregate number of ordinary shares repurchased and redeemed											1,610,888
Class B Ordinary shares | Junjie Zhang, Xianggui Peng And Peibang Gong (Employees)
ORDINARY SHARES
Aggregate number of ordinary shares repurchased and redeemed											1,610,888
Class B Ordinary shares | Partea Ltd
ORDINARY SHARES
Aggregate number of ordinary shares repurchased and redeemed		2,729,630